Schedule of Investments (unaudited) July 31, 2019	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Corporate Bonds & Notes

Australia — 2.9%
Australia & New Zealand Banking Group Ltd., Series TCD, 3.25%, 06/03/20(a)	AUD	100	$70,071
Credit Agricole SA/London, 0.75%, 12/05/23(a)	EUR	100	115,553
La Banque Postale SA, 1.38%, 04/24/29(a)	EUR	100	119,461
LeasePlan Corp. NV, 1.38%, 03/07/24(a)	EUR	100	116,956
National Australia Bank Ltd.
0.63%, 08/30/23(a)	EUR	100	114,878
4.00%, 12/16/21	AUD	50	36,664
Unione di Banche Italiane SpA, 1.50%, 04/10/24(a)	EUR	100	113,135
Westpac Banking Corp., 0.63%, 11/22/24(a)	EUR	100	115,508

			802,226

Austria — 0.8%
Raiffeisen Bank International AG, 0.25%, 07/05/21(a)	EUR	100	112,088
Verbund AG, 1.50%, 11/20/24(a)	EUR	100	120,581

			232,669

Brazil — 0.4%
Fibria Overseas Finance Ltd., 5.50%, 01/17/27	USD	100	108,179

Canada — 0.8%
Brookfield Renewable Partners ULC, 4.25%, 01/15/29 (Call 10/15/28)	CAD	75	61,422
Ontario Power Generation Inc., 4.25%, 01/18/49 (Call 07/18/48)	CAD	60	52,673
Toronto-Dominion Bank (The), 1.85%, 09/11/20	USD	100	99,575

			213,670

China — 2.0%
Bank of China Ltd./Luxembourg, 2.25%, 07/12/21(a)	USD	200	198,134
CGNPC International Ltd., 2.00%, 09/11/25(a)	EUR	100	118,294
China Development Bank, 0.38%, 11/16/21(a)	EUR	100	112,614
Three Gorges Finance II Cayman Islands Ltd., 1.30%, 06/21/24(a)	EUR	100	116,501

			545,543

Denmark — 0.9%
Orsted AS
2.13%, 05/17/27 (Call 02/17/27)(a)	GBP	100	129,067
2.25%, 11/24/17 (Call 08/24/24)(a)(b)	EUR	100	116,547

			245,614

Finland — 0.4%
Nordea Bank Abp, 0.30%, 06/30/22(a)	EUR	100	113,192

France — 7.9%
ALD SA, 1.25%, 10/11/22(a)	EUR	100	115,981
BNP Paribas SA, 1.00%, 04/17/24(a)	EUR	100	116,150
Electricite de France SA
1.00%, 10/13/26 (Call 07/13/26)(a)	EUR	200	238,305
3.63%, 10/13/25 (Call 07/13/25)(c)	USD	150	157,900
Engie SA
0.38%, 02/28/23 (Call 11/28/22)(a)	EUR	100	113,616
1.38%, (Call 01/16/23)(a)(b)(d)	EUR	100	111,953
1.38%, 02/28/29 (Call 11/28/28)(a)	EUR	100	123,532
1.38%, 06/21/39 (Call 03/21/39)(a)	EUR	100	119,575
3.25%, (Call 11/28/24)(a)(b)(d)	EUR	100	121,809
HSBC France SA, 0.63%, 12/03/20	EUR	100	112,767
ICADE, 1.50%, 09/13/27 (Call 06/13/27)(a)	EUR	100	121,303
SNCF Reseau
1.00%, 11/09/31(a)	EUR	100	121,112
1.88%, 03/30/34(a)	EUR	200	267,062
2.25%, 12/20/47(a)	EUR	100	144,671

Security		Par (000)	Value

France (continued)
Unibail-Rodamco-Westfield SE, 2.50%, 02/26/24(a)	EUR	150	$187,733

			2,173,469

Germany — 9.9%
Berlin Hyp AG
0.13%, 05/05/22(a)	EUR	50	56,664
0.13%, 10/23/23	EUR	100	114,050
0.50%, 09/26/23(a)	EUR	100	113,539
1.13%, 10/25/27(a)	EUR	100	120,588
Deutsche Hypothekenbank AG, 0.25%, 12/10/24(a)	EUR	100	115,048
Deutsche Kreditbank AG, 0.75%, 09/26/24(a)	EUR	100	114,834
EnBW International Finance BV, 1.88%, 10/31/33 (Call 07/31/33)(a)	EUR	50	65,383
Innogy Finance BV, 1.25%, 10/19/27 (Call 07/19/27)(a)	EUR	100	120,321
KfW
0.01%, 05/05/27(a)	EUR	200	229,026
0.05%, 05/30/24	EUR	150	172,232
0.13%, 06/03/22	SEK	1,000	104,895
0.25%, 06/30/25	EUR	200	233,090
0.50%, 09/28/26(a)	EUR	100	118,877
1.63%, 06/05/20(a)	GBP	100	123,464
2.00%, 11/30/21	USD	200	200,340
2.00%, 09/29/22	USD	100	100,303
2.40%, 07/02/20(a)	AUD	150	104,636
Landesbank Baden-Wuerttemberg
0.13%, 06/27/23(a)	EUR	100	113,863
0.20%, 12/13/21(a)	EUR	100	112,383
NRW Bank
0.38%, 11/17/26(a)	EUR	50	58,340
0.50%, 09/13/27(a)	EUR	50	58,852
0.75%, 06/30/28(a)	EUR	50	60,080
0.88%, 11/10/25(a)	EUR	75	89,937

			2,700,745

Hong Kong — 0.4%
Rail Transit International Development Co. Ltd., 1.63%, 06/22/22(a)	EUR	100	112,283

India — 0.7%
Axis Bank Ltd./Dubai, 2.88%, 06/01/21(a)	USD	200	198,934

Italy — 2.5%
Enel Finance International NV
1.00%, 09/16/24(a)	EUR	125	146,706
1.13%, 09/16/26 (Call 06/16/26)(a)	EUR	150	178,004
Ferrovie dello Stato Italiane SpA, 0.88%, 12/07/23(a)	EUR	100	113,613
Intesa Sanpaolo SpA, 0.88%, 06/27/22(a)	EUR	100	113,840
Iren SpA, 1.95%, 09/19/25 (Call 06/19/25)(a)	EUR	100	121,005

			673,168

Japan — 1.6%
Mitsubishi UFJ Financial Group Inc.
0.98%, 10/09/23(a)	EUR	100	115,617
2.53%, 09/13/23	USD	200	199,276
Sumitomo Mitsui Financial Group Inc., 0.93%, 10/11/24(a)	EUR	100	115,979

			430,872

Lithuania — 0.4%
Lietuvos Energija UAB, 2.00%, 07/14/27(a)	EUR	100	119,501

Luxembourg — 0.5%
Prologis International Funding II SA, 0.88%, 07/09/29 (Call 04/09/29)(a)	EUR	125	142,284

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Netherlands — 6.4%
ABN AMRO Bank NV
0.63%, 05/31/22(a)	EUR	50	$57,069
0.75%, 06/09/20(a)	EUR	50	56,173
0.88%, 04/22/25(a)	EUR	100	117,262
Alliander NV, 0.88%, 04/22/26 (Call 01/22/26)(a)	EUR	100	118,311
Cooperatieve Rabobank UA, 0.13%, 10/11/21(a)	EUR	100	112,459
ING Groep NV
2.50%, 11/15/30(a)	EUR	100	133,913
4.63%, 01/06/26(c)	USD	200	218,948
Nederlandse Waterschapsbank NV
0.70%, 01/25/23(a)	SEK	550	58,672
1.00%, 09/03/25(a)	EUR	100	120,794
2.38%, 03/24/26(c)	USD	200	203,852
TenneT Holding BV
0.88%, 06/03/30 (Call 03/03/30)(a)	EUR	100	117,298
1.25%, 10/24/33 (Call 07/24/33)(a)	EUR	150	181,799
1.75%, 06/04/27 (Call 03/04/27)(a)	EUR	100	125,189
2.00%, 06/05/34 (Call 03/05/34)(a)	EUR	100	132,615

			1,754,354

Norway — 1.2%
DNB Boligkreditt AS, 0.63%, 06/19/25(a)	EUR	175	204,963
SpareBank 1 Boligkreditt AS, 0.50%, 01/30/25(a)	EUR	100	116,285

			321,248

Portugal — 0.5%
EDP Finance BV, 1.88%, 10/13/25(a)	EUR	100	123,199

South Korea — 0.7%
Hyundai Capital Services Inc., 2.88%, 03/16/21(a)	USD	200	200,064

Spain — 3.9%
Adif — Alta Velocidad, 0.80%, 07/05/23(a)	EUR	100	115,420
Banco Bilbao Vizcaya Argentaria SA, 1.38%, 05/14/25(a)	EUR	100	118,444
Iberdrola Finanzas SA
1.25%, 10/28/26 (Call 07/28/26)(a)	EUR	100	121,074
1.25%, 09/13/27 (Call 06/13/27)(a)	EUR	100	121,970
Iberdrola International BV
0.38%, 09/15/25(a)	EUR	100	114,483
1.13%, 04/21/26(a)	EUR	100	120,062
1.88%, (Call 02/22/23)(a)(b)(d)	EUR	100	113,834
2.63%, (Call 12/26/23)(a)(b)(d)	EUR	100	117,909
Naturgy Finance BV Co., 0.88%, 05/15/25 (Call 02/15/25)(a)	EUR	100	116,390

			1,059,586

Sweden — 0.8%
Skandinaviska Enskilda Banken AB, 0.30%, 02/17/22(a)	EUR	100	112,863
Svenska Handelsbanken AB, 0.38%, 07/03/23(a)	EUR	100	113,914

			226,777

United Kingdom — 1.9%
Barclays PLC, 0.63%, 11/14/23 (Call 11/14/22)(a)(b)	EUR	100	111,108
Gwynt y Mor OFTO PLC, 2.78%, 02/17/34(a)	GBP	86	114,075
HSBC Holdings PLC, 1.50%, 12/04/24 (Call 12/04/23)(a)(b)	EUR	100	117,977
SSE PLC, 0.88%, 09/06/25 (Call 06/06/25)(a)	EUR	150	173,674

			516,834

United States — 9.0%
Alexandria Real Estate Equities Inc., 4.00%, 01/15/24 (Call 12/15/23)	USD	75	79,428
Apple Inc.
2.85%, 02/23/23 (Call 12/23/22)	USD	150	153,454
3.00%, 06/20/27 (Call 03/20/27)	USD	125	128,911
Avangrid Inc., 3.15%, 12/01/24 (Call 10/01/24)	USD	100	102,252

Security		Par (000)	Value

United States (continued)
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	USD	150	$149,716
3.50%, 05/17/22 (Call 05/17/21)(b)	USD	100	101,735
Boston Properties LP
3.40%, 06/21/29 (Call 03/21/29)	USD	25	25,686
4.50%, 12/01/28 (Call 09/01/28)	USD	100	112,033
Digital Euro Finco LLC, 2.50%, 01/16/26 (Call 10/16/25)(a)	EUR	100	123,153
Digital Realty Trust LP, 3.95%, 07/01/22 (Call 05/01/22)	USD	75	77,833
DTE Electric Co.
3.95%, 03/01/49 (Call 09/01/48)	USD	35	38,646
Series A, 4.05%, 05/15/48 (Call 11/15/47)	USD	75	83,752
Duke Energy Carolinas LLC, 3.95%, 11/15/28 (Call 08/15/28)	USD	100	110,199
ERP Operating LP, 4.15%, 12/01/28 (Call 09/01/28)	USD	50	55,503
Interstate Power & Light Co., 4.10%, 09/26/28 (Call 06/26/28)	USD	50	54,145
Kaiser Foundation Hospitals, 3.15%, 05/01/27 (Call 02/01/27)	USD	50	51,690
Massachusetts Institute of Technology, 3.96%, 07/01/38	USD	50	54,564
MidAmerican Energy Co.
3.10%, 05/01/27 (Call 02/01/27)	USD	50	51,695
3.65%, 04/15/29 (Call 01/15/29)	USD	25	27,139
3.65%, 08/01/48 (Call 02/01/48)	USD	50	52,389
3.95%, 08/01/47 (Call 02/01/47)	USD	200	219,142
NSTAR Electric Co., 3.25%, 05/15/29 (Call 02/15/29)	USD	25	26,159
Public Service Co. of Colorado
3.70%, 06/15/28 (Call 12/15/27)	USD	50	54,027
4.10%, 06/15/48 (Call 12/15/47)	USD	50	55,830
Southern Power Co.
1.85%, 06/20/26	EUR	100	122,797
4.15%, 12/01/25 (Call 09/01/25)	USD	150	159,492
Toyota Motor Credit Corp., 0.00%, 07/21/21(a)(e)	EUR	100	111,850
Verizon Communications Inc., 3.88%, 02/08/29 (Call 11/08/28)	USD	35	37,605
Westar Energy Inc., 2.55%, 07/01/26 (Call 04/01/26)	USD	50	48,862

			2,469,687

Total Corporate Bonds & Notes — 56.5% (Cost: $14,818,882)			15,484,098

Foreign Government Obligations

Australia — 1.0%
New South Wales Treasury Corp., 3.00%, 11/15/28(a)	AUD	150	116,053
Queensland Treasury Corp.
2.50%, 03/06/29(a)	AUD	100	74,025
3.00%, 03/22/24(c)	AUD	100	74,580

			264,658

Belgium — 2.6%
Kingdom of Belgium Government Bond, 1.25%, 04/22/33(a)	EUR	550	704,532

Canada — 2.3%
CPPIB Capital Inc., 3.00%, 06/15/28(a)	CAD	250	203,613
Export Development Canada, 1.80%, 09/01/22	CAD	150	114,403
Province of Ontario Canada
1.95%, 01/27/23	CAD	150	114,606
2.65%, 02/05/25	CAD	100	78,883
Province of Quebec Canada, 2.45%, 03/01/23	CAD	150	116,637

			628,142

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Global Green Bond ETF (Percentages shown are based on Net Assets)

Security		Par (000)	Value

Chile — 0.7%
Chile Government International Bond, 3.50%, 01/25/50 (Call 07/25/49)	USD	200	$204,134

Denmark — 0.7%
Kommunekredit, 0.75%, 05/18/27(a)	EUR	150	178,816

Finland — 0.4%
Municipality Finance PLC, 0.75%, 09/07/27(a)	EUR	100	120,201

France — 12.8%
Agence Francaise de Developpement EPIC
0.50%, 10/31/25(a)	EUR	100	116,446
1.38%, 09/17/24(a)	EUR	100	121,064
Caisse des Depots et Consignations, 0.20%, 03/01/22(a)	EUR	100	113,667
French Republic Government Bond OAT, 1.75%, 06/25/39(c)	EUR	1,540	2,157,886
Region of Ile de France
0.63%, 04/23/27(a)	EUR	100	117,761
1.38%, 06/20/33(a)	EUR	100	127,931
2.38%, 04/24/26(a)	EUR	100	131,185
Societe Du Grand Paris EPIC
1.13%, 10/22/28(a)	EUR	200	246,113
1.13%, 05/25/34(a)	EUR	300	368,811

			3,500,864

Indonesia — 0.8%
Perusahaan Penerbit SBSN Indonesia III, 3.75%, 03/01/23(a)	USD	200	206,840

Ireland — 1.1%
Ireland Government Bond, 1.35%, 03/18/31(a)	EUR	250	312,913

Netherlands — 2.2%
Netherlands Government Bond, 0.50%, 01/15/40(c)	EUR	500	602,856

Norway — 0.9%
Kommunalbanken AS
1.38%, 10/26/20(c)	USD	200	198,218
2.70%, 09/05/23	AUD	50	36,458

			234,676

Poland — 1.5%
Republic of Poland Government International Bond
0.50%, 12/20/21(a)	EUR	100	113,334
1.00%, 03/07/29(a)	EUR	100	120,791
1.13%, 08/07/26(a)	EUR	100	120,541
2.00%, 03/08/49(a)	EUR	50	65,015

			419,681

Spain — 0.4%
Adif — Alta Velocidad, 1.25%, 05/04/26(a)	EUR	100	119,407

Supranational — 12.6%
Asian Development Bank
1.88%, 08/10/22	USD	125	124,872
0.35%, 07/16/25	EUR	75	87,240
2.45%, 01/17/24	AUD	100	72,539
3.13%, 09/26/28	USD	150	162,864
European Bank for Reconstruction & Development, 1.88%, 07/15/21	USD	150	149,733
European Investment Bank
0.50%, 07/19/22(a)	SEK	400	42,550
0.50%, 11/15/23(a)	EUR	350	408,812
0.50%, 11/13/37	EUR	150	173,968
1.13%, 09/16/21(a)	CAD	200	150,583
1.13%, 11/15/32	EUR	50	63,355

Security		Par/ Shares (000)	Value

Supranational (continued)
1.25%, 11/13/26(a)	EUR	100	$125,411
1.50%, 03/02/27	SEK	1,900	217,266
1.50%, 11/15/47	EUR	100	140,048
2.13%, 04/13/26(f)	USD	125	126,345
2.25%, 03/07/20(a)	GBP	100	123,657
2.38%, 05/24/27(f)	USD	75	77,082
2.70%, 01/12/23(a)	AUD	150	108,816
2.88%, 06/13/25(c)	USD	200	210,220
3.30%, 02/03/28	AUD	100	78,005
International Bank for Reconstruction & Development
0.63%, 11/22/27	EUR	100	119,546
1.75%, 11/22/21 (Call 11/22/19)	USD	50	49,706
2.13%, 03/03/25	USD	150	151,470
International Finance Corp.
1.25%, 12/15/23	GBP	50	62,735
2.00%, 10/24/22	USD	100	100,332
2.13%, 04/07/26	USD	100	100,834
Nordic Investment Bank
0.13%, 06/10/24(a)	EUR	50	57,535
0.16%, 04/23/20	SEK	500	52,209
0.50%, 11/03/25(a)	EUR	100	117,812

			3,455,545

Sweden — 1.8%
Kommuninvest I Sverige AB
0.38%, 03/27/24(a)	SEK	1,000	106,223
1.88%, 06/01/21(c)	USD	200	199,412
Svensk Exportkredit AB, 1.88%, 06/23/20	USD	200	199,520

			505,155

Total Foreign Government Obligations — 41.8% (Cost: $10,683,950)			11,458,420

Municipal Debt Obligations

United States — 0.2%
District of Columbia Water & Sewer Authority RB, Series A, 4.81%, 10/01/14		$50	63,492

Total Municipal Debt Obligations — 0.2% (Cost: $51,426)			63,492

Short-Term Investments

Money Market Funds — 1.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(g)(h)(i)		338	338,118
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(g)(h)		88	88,000

			426,118

Total Short-Term Investments — 1.5% (Cost: $426,072)			426,118

Total Investments in Securities — 100.0% (Cost: $25,980,330)			27,432,128

Other Assets, Less Liabilities — (0.0)%			(9,840)

Net Assets — 100.0%			$27,422,288

(a)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Global Green Bond ETF

(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Perpetual security with no stated maturity date.
(e)	Zero-coupon bond.
(f)	All or a portion of this security is on loan.
(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period-end.
(i)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the period ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Shares Held at 11/13/18 (000)	(a)	Net Activity (000)	Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	—		338	338	$338,118	$633	(b)	$100	$46
BlackRock Cash Funds: Treasury, SL Agency Shares	—		88	88	88,000	2,584		—	—

					$426,118	$3,217		$100	$46

(a)	The Fund commenced operations on November 13, 2018.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

CAD	1,155,000	USD	879,334	BOA	08/02/19	$248
GBP	450,000	USD	547,713	CITI	08/02/19	3,290
USD	784,284	AUD	1,118,000	MS	08/02/19	13,702
USD	883,377	CAD	1,155,000	TDB	08/02/19	3,795
USD	3,533,608	EUR	3,095,000	BNP	08/02/19	87,636
USD	3,687,629	EUR	3,230,000	CITI	08/02/19	91,348
USD	3,533,515	EUR	3,095,000	MS	08/02/19	87,543
USD	3,532,673	EUR	3,095,000	TDB	08/02/19	86,701
USD	3,530,853	EUR	3,095,000	UBS	08/02/19	84,881
USD	705,502	GBP	555,000	GS	08/02/19	25,932
USD	613,172	SEK	5,680,000	TDB	08/02/19	21,083
USD	3,486,887	EUR	3,120,000	CITI	09/04/19	4,058
USD	3,487,280	EUR	3,120,000	JPM	09/04/19	4,451
USD	3,732,857	EUR	3,340,000	MS	09/04/19	4,444
USD	3,486,622	EUR	3,120,000	TDB	09/04/19	3,793
USD	3,486,038	EUR	3,120,000	UBS	09/04/19	3,210
USD	595,313	SEK	5,680,000	CITI	09/04/19	1,776

						527,891

AUD	1,118,000	USD	770,593	CITI	08/02/19	(11)
EUR	3,120,000	USD	3,477,770	CITI	08/02/19	(3,963)
EUR	3,120,000	USD	3,478,176	JPM	08/02/19	(4,369)
EUR	3,120,000	USD	3,477,552	TDB	08/02/19	(3,745)

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Global Green Bond ETF

Forward Foreign Currency Exchange Contracts (continued)

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)

EUR	3,120,000	USD	3,476,928	UBS	08/02/19	$(3,121)
GBP	105,000	USD	133,841	CITI	08/02/19	(5,274)
SEK	5,680,000	USD	593,855	CITI	08/02/19	(1,766)
EUR	3,130,000	USD	3,489,324	MS	08/27/19	(4,383)
USD	771,470	AUD	1,118,000	CITI	09/04/19	(7)
USD	879,885	CAD	1,155,000	BOA	09/04/19	(244)
USD	245,579	EUR	220,000	MS	09/04/19	(5)
USD	548,575	GBP	450,000	CITI	09/04/19	(3,297)

						(30,185)

	Net unrealized appreciation					$497,706

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$15,484,098	$—	$15,484,098
Foreign Government Obligations	—	11,458,420	—	11,458,420
Municipal Debt Obligations	—	63,492	—	63,492
Money Market Funds	426,118	—	—	426,118

	$426,118	$27,006,010	$—	$27,432,128

Derivative financial instruments(a)
Assets
Forward Foreign Currency Exchange Contracts	$—	$527,891	$—	$527,891
Liabilities
Forward Foreign Currency Exchange Contracts	—	(30,185)	—	(30,185)

	$—	$497,706	$—	$497,706

(a)	Shown at the unrealized appreciation (depreciation) on the contracts.

Portfolio Abbreviations — Fixed Income

RB	Revenue Bond

Counterparty Abbreviations

BNP	BNP Paribas SA

BOA	Bank of America N.A.

CITI	Citibank N.A.

GS	Goldman Sachs & Co.

JPM	JPMorgan Chase Bank N.A.

MS	Morgan Stanley & Co. International PLC

TDB	Toronto Dominion Bank

UBS	UBS AG

Currency Abbreviations

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

SEK	Swedish Krona

USD	United States Dollar